Offerings - Offering: 1	Aug. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	12,808,608
Proposed Maximum Offering Price per Unit	0.71
Maximum Aggregate Offering Price	$ 9,094,111.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,392.31
Offering Note	Amount Registered represents (a) up to 8,286,326 shares of common stock, par value $0.001 per share (the “common stock”) held by certain selling stockholders on the date hereof, and (ii) 4,522,282 shares of common stock issuable to certain selling stockholders upon the conversion of the senior convertible promissory notes of the Registrant.

Pursuant to Rule 457(c) under the Securities Act, this amount is calculated based upon the average of the high and low prices of the common stock of the Common Stock reported on the Nasdaq Global Select Market on August 18, 2025 of $0.71. It is estimated solely for the purpose of calculating the registration fee.